Activity Presented in Consolidated Statement of Income Related to Consolidated Securitization Entities (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Net investment income	$ 814								$ 832						$ 3,343		$ 3,380		$ 3,266
Derivatives	(42)	[1]							26	[1]					4	[1]	(99)	[1]	50	[1]
Commercial mortgage loans	2								2						4		6		(29)
Total net investment gains (losses)	(61)								37						27		(195)		(143)
Total revenues	2,303		2,467		2,456		2,402		2,315		2,510	2,426	2,532	2,455	9,640		9,923		9,716
Interest expense	126								95						476		506		457
Acquisition and operating expenses	433								440						1,594		1,930		1,938
Income (loss) from continuing operations before income taxes	237								82						606		130		(143)
Provision (benefit) for income taxes	76								15						138		(11)		(279)
Net income available to Genworth's common stockholders	103		168	[2]	35	[2]	76	[2]	46	[2]	155	(28)	(147)	58	325		38		38
Securitization Entities
Variable Interest Entity [Line Items]
Restricted commercial mortgage loans															29		40		39
Restricted other invested assets															4		0		2
Net investment income															33		40		41
Trading securities															23		12		8
Derivatives															72		(62)		(19)
Commercial mortgage loans															0		0		(1)
Borrowings related to securitization entities recorded at fair value															(14)		3		9
Total net investment gains (losses)															81		(47)		(3)
Other income															1		0		0
Total revenues															115		(7)		38
Interest expense															21		26		29
Acquisition and operating expenses															1		1		1
Total expenses															22		27		30
Income (loss) from continuing operations before income taxes															93		(34)		8
Provision (benefit) for income taxes															33		(12)		3
Net income available to Genworth's common stockholders															$ 60		$ (22)		$ 5

[1]	See note 5 for additional information on the impact of derivative instruments included in net investment gains (losses).
[2]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.